Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions

31 RELATED PARTY TRANSACTIONS

Remuneration key management and non-executive directors

Key management consists of the members of the Executive Committee and the non-executive Directors and the entities controlled by any of them.

	Years ended December 31,
€ in thousands, except for number of management members	2017	2016	2015
Number of management members	7	7	8
Short-term employee benefits (salaries, social security, bonuses, lunch vouchers)	2,580	2,394	2,295
Post-employment benefits (group insurance)	284	183	166
Share-based compensation expense	1,512	1,547	834
Other employee benefits	129	130	124
Management fees	398	338	451
Retribution	(27)	(32)	(31)

Total	4,875	4,560	3,839

Number of warrants granted (in units)	433,440	365,844	293,311
Cumulative outstanding warrants (in units)	1,507,149	1,824,259	1,744,645
Shares owned (in units)	577,805	402,805	205,805

Transactions with non-executive Directors:

	Years ended December 31,
€ in thousands	2017	2016	2015
Share-based compensation expense	1	13	41
Management fees	360	363	305

Total	361	376	346

Number of warrants offered or granted (in units)
Cumulative outstanding warrants (in units)	64,590	68,430	74,595
Non-vested warrants		2,432	22,831
Shares owned (in units)	31,434	31,165	25,000